Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Net Debt

	2023 £m	2022 £m	2021 £m
Net debt, at beginning of year, as adjusted	(17,197)	(19,838)	(20,780)
Decrease in cash and bank overdrafts	(468)	(7,597)	(2,504)
Decrease in liquid investments	(72)	(1)	(18)
Issue of long-term loans	(223)	(1,025)	–
Repayment of short-term notes	2,116	5,074	2,304
Repayment of/(increase in) other short-term loans	333	(1,021)	(301)
Repayment of long-term loans	144	1,594	–
Repayment of lease liabilities	197	202	181
Investments/(debt) of subsidiary undertakings acquired	50	(24)	–
Exchange adjustments	554	(1,531)	314
Other non-cash movements	(474)	(207)	(134)
Decrease/(increase) in net debt from continuing operations	2,157	(4,536)	(158)
Decrease/(increase) in net debt from discontinued operations	–	7,177	1,100

Total net debt at end of year	(15,040)	(17,197)	(19,838)

Summary of Analysis of Changes in Net Debt

Analysis of changes in net debt	At 1 January 2023 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2023 £m
Liquid investments	67	(4)	51	–	–	–	(72)	42
	–	–	–	–	–	–	–	–
Cash and cash equivalents	3,723	(105)	–	–	–	–	(682)	2,936
Overdrafts	(298)	6	–	–	–	–	214	(78)
	3,425	(99)	–	–	–	–	(468)	2,858
Debt due within one year:
Commercial paper	(1,191)	56	–	–	–	–	320	(815)
European/US MTN & Bank facilities	(2,146)	48	–	–	–	(1,669)	2,116	(1,651)
Lease liabilities	(167)	12	(3)	–	–	(195)	197	(156)
Other	(150)	21	3	–	–	–	13	(113)
	(3,654)	137	–	–	–	(1,864)	2,646	(2,735)
Debt due after one year:
European/US MTN & Bank facilities	(16,194)	469	–	(19)	–	1,669	(79)	(14,154)
Lease liabilities	(841)	42	(447)	–	–	195	–	(1,051)
	(17,035)	511	(447)	(19)	–	1,864	(79)	(15,205)

Net debt	(17,197)	545	(396)	(19)	–	–	2,027	(15,040)

Interest payable	(207)	1	(29)	(693)	–	–	766	(162)
Derivative financial instruments	8	–	–	–	343	–	(335)	16
Total liabilities from financing activities*	(20,888)	649	(476)	(712)	343	–	2,998	(18,086)
*    Excluding cash and cash equivalents, overdrafts and liquid investments.

Analysis of changes in net debt	At 1 January 2022 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Demerger £m	Cash flow £m	At 31 December 2022 £m
Liquid investments	61	7	–					(1)	67

Cash and cash equivalents	3,861	99	1	–	–	–	7,496	(7,734)	3,723
Overdrafts	(450)	15	–	–	–	–	–	137	(298)
Liquid investments attributed to continuing operations	3,411	114	1	–	–	–	7,496	(7,597)	3,425
Liquid investments attributed to discontinued operations	407	37	–	–	–	–	(7,496)	7,052	–
	3,818	151	1	–	–	–	–	(545)	3,425

Debt due within one year:
Commercial paper	(252)	(30)	–	–	–	–	–	(909)	(1,191)
European/US MTN & Bank facilities	(2,596)	(174)	–	–	–	(4,426)	–	5,050	(2,146)
Lease liabilities	(173)	(14)	5	–	–	(186)	–	201	(167)
Other	(52)	(2)	(9)	–	–	–	–	(87)	(150)
Debt due within one year attributed to continuing operations	(3,073)	(220)	(4)	–	–	(4,612)	–	4,255	(3,654)
Debt due within one year attributed to discontinued operations	(72)	(3)	(15)	–	–	(3)	1,559	(1,466)	–
	(3,145)	(223)	(19)	–	–	(4,615)	1,559	2,789	(3,654)

Debt due after one year:
European/US MTN & Bank facilities	(19,760)	(1,386)	–	(43)	–	4,426	–	569	(16,194)
Lease liabilities	(725)	(59)	(243)	–	–	186	–	–	(841)
Debt due after one year attributed to continuing operations	(20,485)	(1,445)	(243)	(43)	–	4,612	–	569	(17,035)
Debt due after one year attributed to discontinued operations	(87)	(777)	(6)	(4)	48	3	10,059	(9,236)	–
	(20,572)	(2,222)	(249)	(47)	48	4,615	10,059	(8,667)	(17,035)

Net debt	(19,838)	(2,287)	(267)	(47)	48	–	11,618	(6,424)	(17,197)

Interest payable	(244)	(5)	(33)	(865)	–	–	92	848	(207)
Derivative financial instruments	(22)	–	–	–	670	–	–	(640)	8
Total liabilities from financing activities*	(23,983)	(2,450)	(301)	(912)	718	–	11,710	(5,670)	(20,888)
*    Excluding cash and cash equivalents, overdrafts and liquid investments.